International Growth Portfolio Investment Strategy - International Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies. In addition, the Portfolio typically invests in securities of companies from three or more countries other than the United States. Companies from a country other than the United States shall refer to: •companies whose principal trading activities are outside the U.S.; or •companies whose securities are denominated in non U.S. dollar currencies; or •companies that: are organized under the laws of, or have principal offices in, a country other than the U.S., and derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The adviser normally invests the Portfolio’s assets primarily in foreign common stocks and American Depositary Receipts (ADRs) and other depositary receipts. While the adviser normally allocates the Portfolio’s assets across different countries and regions, the Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio invests primarily in large capitalization companies, but may invest in companies of any size. Although the Portfolio primarily invests its assets in issuers located outside the U.S., it also invests in U.S. issuers. Growth companies, as defined by the adviser, are those included in a third-party growth index or classified as a growth company by a third-party vendor or those that exhibit certain financial characteristics (e.g., projected earnings per share growth, sales growth per share, free cash flow growth, or trailing earnings per share growth; research and development expenses relative to other expenses; or capital investments to grow or expand its business) determined by the adviser to indicate the company has above-average growth potential (e.g., sales, revenue or earnings growth that may outpace peer averages or the overall market). For this purpose, a third-party growth index is an index developed, calculated, and maintained by a third-party that measures the performance of growth stocks. In buying and selling securities for the Portfolio, the adviser relies on fundamental analysis, which involves a “bottom up” assessment of a company’s potential for success in light of factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. While the Portfolio does not seek to focus its investments in any particular sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process. The Portfolio may reduce or sell its position in a particular holding when the adviser believes a stock is fully valued, the conditions upon which the adviser based its original investment thesis no longer holds true, or due to portfolio construction considerations.